REVENUES (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue [Table Text Block]

Revenue by Type

FOR THE THREE MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Revenue from contracts with customers	$55	$402	$927	$1,828	$6,866	$426	$—	$10,504
Other revenue	—	1,446	108	268	381	21	101	2,325
	$55	$1,848	$1,035	$2,096	$7,247	$447	$101	$12,829

FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Revenue from contracts with customers	$116	$1,261	$1,928	$3,936	$16,579	$814	$—	$24,634
Other revenue	—	3,202	137	433	760	41	208	4,781
	$116	$4,463	$2,065	$4,369	$17,339	$855	$208	$29,415

FOR THE THREE MONTHS ENDED JUN. 30, 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Revenue from contracts with customers	$61	$895	$994	$1,744	$10,564	$586	$1	$14,845
Other revenue	—	1,665	34	62	174	8	136	2,079
	$61	$2,560	$1,028	$1,806	$10,738	$594	$137	$16,924

FOR THE SIX MONTHS ENDED JUN. 30, 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Revenue from contracts with customers	$107	$1,838	$1,987	$3,418	$19,509	$1,018	$1	$27,878
Other revenue	—	3,312	73	119	373	15	362	4,254
	$107	$5,150	$2,060	$3,537	$19,882	$1,033	$363	$32,132

Disclosure of revenue from contracts with customers [text block]
Timing of Recognition of Revenue from Contracts with Customers

FOR THE THREE MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$59	$35	$48	$5,253	$426	$—	$5,821
Services transferred over a period of time	55	343	892	1,780	1,613	—	—	4,683
	$55	$402	$927	$1,828	$6,866	$426	$—	$10,504

FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$335	$65	$91	$13,314	$810	$—	$14,615
Services transferred over a period of time	116	926	1,863	3,845	3,265	4	—	10,019
	$116	$1,261	$1,928	$3,936	$16,579	$814	$—	$24,634

FOR THE THREE MONTHS ENDED JUN. 30, 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$330	$21	$65	$8,433	$580	$1	$9,430
Services transferred over a period of time	61	565	973	1,679	2,131	6	—	5,415
	$61	$895	$994	$1,744	$10,564	$586	$1	$14,845

FOR THE SIX MONTHS ENDED JUN. 30, 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$648	$39	$153	$15,090	$1,012	$1	$16,943
Services transferred over a period of time	107	1,190	1,948	3,265	4,419	6	—	10,935
	$107	$1,838	$1,987	$3,418	$19,509	$1,018	$1	$27,878